Fair Value Measurements - Schedule of Available-for-sale debt investments (Detail) - Available-for-sale Debt Investments ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Begining Balance	¥ 5,510		¥ 3,259
Disposals	(1,051)		(85)
Conversion	(1,610)		2,061
Net unrealized fair value change recognized in other comprehensive income (loss)			174
Additions	107
Net unrealized fair value change	(114)
Accrued interest	70		74
Foreign currency translation adjustments	(27)		27
Ending balance	¥ 2,885	$ 413	¥ 5,510